Segment information - Segment investments - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
eCapex	€ 7,660	€ 7,132	€ 7,293
Elimination of proceeds from sales of property, plant and equipment and intangible assets	163	444	610
Telecommunications licenses		2,935	2,385
Financed assets	5,947	5,848	6,181
Total investments	8,789	8,787	8,565
Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	40
Finance leases [member]
Disclosure of operating segments [line items]
Financed assets	40	241	144
Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	926	969	519
Operating segments [member]
Disclosure of operating segments [line items]
Telecommunications licenses	2,842	2,940	2,385
Financed assets	5,947	5,848	6,181
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	7,636	7,102	7,265
Elimination of proceeds from sales of property, plant and equipment and intangible assets	163	444	610
Total investments	8,766	8,757	8,538
Telecom activities, operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	40
Telecom activities, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets		241	144
Telecom activities, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	926	969	519
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	4,117	3,748	4,052
Elimination of proceeds from sales of property, plant and equipment and intangible assets	49	136	95
Total investments	4,471	5,001	4,291
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	40
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets		241	144
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	264	876
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,893	1,847	1,681
Elimination of proceeds from sales of property, plant and equipment and intangible assets	66	97	289
Total investments	2,609	2,017	2,277
Europe (excluding France), operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	650	73	308
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	980	969	812
Elimination of proceeds from sales of property, plant and equipment and intangible assets	1	75	185
Total investments	1,598	1,050	1,296
Spain, operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	0
Spain, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	618	6	298
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	913	878	869
Elimination of proceeds from sales of property, plant and equipment and intangible assets	65	22	103
Total investments	1,010	967	982
Other European countries, operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	0
Other European countries, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	32	67	9
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,064	1,036	987
Elimination of proceeds from sales of property, plant and equipment and intangible assets	5	9	13
Total investments	1,082	1,065	1,211
Africa and Middle-East, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	12	20	212
Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Total investments		218	254
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	318	339	404
Elimination of proceeds from sales of property, plant and equipment and intangible assets	7	23	5
Total investments	325	362	410
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	206
Enterprise, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	0	0	0
International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments		303	336
International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	271
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	243	133	141
Elimination of proceeds from sales of property, plant and equipment and intangible assets	36	180	208
Total investments	279	313	348
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses		0	0
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	24	30	28
Total investments	€ 24	€ 30	€ 28